United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/16

Date of Reporting Period: Quarter ended 03/31/16

Item 1. Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—93.4%
		Alaska—0.7%
$2,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2021	$2,285,160
5,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2021	5,712,900
		TOTAL	7,998,060
		Arizona—0.7%
3,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 2.25% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	3,061,860
5,000,000		Maricopa County, AZ Pollution Control Corp., PCR Revenue Refunding Bonds (Series 2010A), 2.40% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2020	5,075,500
		TOTAL	8,137,360
		Arkansas—0.7%
500,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	517,815
7,250,000		Independence County, AR, PCR Refunding Bonds (Series 2013), 2.375% (Entergy Arkansas, Inc.), 1/1/2021	7,576,250
		TOTAL	8,094,065
		California—7.8%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2019	1,139,640
10,000,000		Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2014C), 1.875% TOBs, Mandatory Tender 4/1/2019	10,255,400
5,000,000	[1]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1), 1.50% TOBs, Mandatory Tender 4/1/2024	4,959,900
10,000,000	[1]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1), 1.50% TOBs, Mandatory Tender 4/1/2024	9,919,800
13,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/15/2019	14,708,330
5,000,000		California PCFA, Solid Waste Disposal Revenue Refunding Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	5,219,600
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	1,613,678
3,335,000		California State, UT GO Bonds, 4.00% TOBs, Mandatory Tender 12/1/2017	3,464,798
9,250,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013E), 1.138% TOBs, Mandatory Tender 12/1/2018	9,258,417
4,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.40%, 5/1/2019	4,035,480
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.55%, 5/1/2020	3,047,910
2,500,000		California Statewide CDA, Revenue Bonds (Series 2009E-1), 5.00% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	2,613,675
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,742,850
1,050,000		Orange County, CA Transportation Authority, Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.00% (91 Express Lanes-OCTA), 8/15/2019	1,196,538
2,750,000		San Diego County, CA Water Authority, Subordinate Lien Water Revenue Refunding Bonds (Series 2011S-1), 5.00%, 7/1/2016	2,771,285
8,670,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00%, 11/1/2017	9,269,184
2,815,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00% (United States Treasury COL), 11/1/2017	3,007,687
1,000,000		San Joaquin Hills, CA Transportation Corridor Agency, Senior Lien Toll Road Revenue Refunding Bonds (Series 2014A), 5.00%, 1/15/2017	1,031,500
1,750,000		Val Verde, CA USDT, GO BANs (Series 2013), 3.00% (United States Treasury PRF 8/1/2016@100), 8/1/2018	1,763,948
		TOTAL	92,019,620
		Colorado—0.9%
1,795,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2016	1,824,976
550,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 2.00% (Covenant Retirement Communities, Inc.), 12/1/2016	553,531
700,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 3.00% (Covenant Retirement Communities, Inc.), 12/1/2017	718,515

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$600,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2018	$635,952
625,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2019	671,606
1,000,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2020	1,126,660
750,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2021	855,765
250,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2022	288,593
2,750,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2014A), 1.58% TOBs, Mandatory Tender 8/31/2017	2,742,685
1,710,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 2.15% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	1,714,378
		TOTAL	11,132,661
		Connecticut—3.0%
3,185,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2016	3,237,584
2,580,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2017	2,726,647
5,000,000	[1]	Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 0.844% TOBs (Yale-New Haven Hospital), Mandatory Tender 7/1/2019	5,003,050
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.65%, 4/15/2020	10,108,000
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 1.32%, 9/15/2019	1,996,880
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.30%, 3/1/2023	1,469,790
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.35%, 3/1/2024	2,188,027
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.39%, 3/1/2025	3,845,640
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2018	2,233,014
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2019	2,171,560
		TOTAL	34,980,192
		Florida—4.9%
4,500,000	[1]	Citizens Property Insurance Corp. FL, (Citizens Property Insurance Coastal Account), SIFMA Floating Rate Notes (Series 2015A-2), 1.25%, 6/1/2018	4,482,855
7,245,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2010A), 5.00% (Florida State), 6/1/2017	7,613,843
630,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2017	660,290
800,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 5.00%, 10/1/2016	817,712
850,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 3.00%, 6/1/2017	869,678
1,720,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 4.00%, 6/1/2018	1,824,576
1,600,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2019	1,783,312
755,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2020	860,564
1,195,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2021	1,384,001
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2022	1,178,090
600,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2018	653,964
630,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2019	706,514
525,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2020	600,485
1,245,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2021	1,445,283
1,300,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2022	1,534,000
200,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2017	212,966
500,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2018	551,875
570,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2020	667,196
750,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2021	896,497
2,145,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2022	2,614,240
2,000,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2023	2,483,580
1,435,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2016	1,450,326

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$4,900,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2019	$4,943,659
7,800,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	7,829,874
500,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 3.00% (Presbyterian Retirement Communities), 8/1/2016	503,920
305,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 3.00% (Presbyterian Retirement Communities), 8/1/2017	312,967
1,300,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 4.00% (Presbyterian Retirement Communities), 8/1/2019	1,408,940
1,750,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2018	1,909,845
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2019	1,689,825
1,350,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2020	1,561,612
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,654,050
		TOTAL	57,106,539
		Georgia—2.7%
2,500,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,684,800
4,000,000		Burke County, GA Development Authority, PCRBs (First Series 2012), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2017	4,035,840
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,330,720
1,620,000		Gainesville & Hall County, GA Development Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 4.00% (ACTS Retirement Life Communities, Inc.), 11/15/2017	1,663,821
7,500,000	[1]	Gainesville & Hall County, GA Hospital Authority, (Northeast Georgia Health System, Inc.), RACs (Series 2014B), 1.35%, 2/18/2020	7,435,425
2,420,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	2,465,351
7,000,000		Monroe County, GA Development Authority, PCRBs (Series 2013A), 2.40% TOBs (Oglethorpe Power Corp.), Mandatory Tender 4/1/2020	7,163,310
2,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2016	2,053,100
1,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2018	1,104,620
		TOTAL	31,936,987
		Hawaii—0.1%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2017	1,048,250
500,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2018	536,960
		TOTAL	1,585,210
		Illinois—6.7%
3,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 1.15% TOBs, Mandatory Tender 6/1/2017	2,678,970
4,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 1.23% TOBs, Mandatory Tender 6/1/2018	3,329,840
400,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2019	442,712
500,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2020	568,670
3,250,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2021	3,779,295
1,500,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2022	1,770,930
1,500,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2020	1,704,825
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2021	2,325,720
1,875,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	2,007,806
1,500,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2016	1,536,105
1,170,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,234,689
1,500,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2018	1,624,080
6,500,000		Illinois Finance Authority, Revenue Bonds (Series 2008A-2), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 2/1/2020	7,393,620
2,500,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2017	2,587,750
5,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2017	5,226,250
5,000,000		Illinois Finance Authority, Revenue Bonds (Series A-1), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 1/15/2020	5,675,300

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$4,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013B-1), 5.00%, 12/1/2018	$4,419,160
1,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	1,009,600
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 12/15/2017	2,062,540
2,350,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2017	2,413,567
4,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	4,230,120
5,500,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2019	5,795,350
1,750,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2020	1,854,108
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2019	1,081,090
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2020	2,200,180
5,000,000		Illinois State, UT GO Bonds (Series of March 2012), 5.00%, 3/1/2017	5,163,050
2,205,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,370,463
2,680,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2017	2,806,282
		TOTAL	79,292,072
		Indiana—1.9%
2,445,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 7/28/2016	2,479,499
55,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group)/United States Treasury PRF 7/28/2016	55,807
4,000,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-9), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 6/1/2017	4,188,960
855,000		Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2012A), 5.00% (Community Health Network), 5/1/2020	973,939
1,290,000		Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2013A), 5.00% (Beacon Health System Obligated Group), 8/15/2018	1,413,853
1,000,000		Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2013A), 5.00% (Beacon Health System Obligated Group), 8/15/2020	1,159,940
1,000,000		Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2018	1,097,470
2,500,000		Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2019	2,826,950
5,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2005), 5.00% (BP PLC), 7/1/2017	5,239,400
3,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	3,461,700
		TOTAL	22,897,518
		Iowa—0.8%
6,000,000		Iowa Finance Authority, Hospital Revenue & BANs (Series 2015), 1.75% (Shenandoah Medical Center), 6/1/2018	6,006,960
3,000,000		People's Memorial Hospital of Buchanan County, IA, Hospital Revenue Notes (Series 2016), 1.50% (Buchanan County Health Center), 12/1/2018	2,986,350
		TOTAL	8,993,310
		Kansas—0.2%
500,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 4.00%, 9/1/2018	535,635
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2020	1,159,380
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2021	1,188,280
		TOTAL	2,883,295
		Kentucky—1.4%
2,000,000		Harrison County, KY Healthcare, Improvement & Refunding Revenue BANs, 1.50% (Harrison Memorial Hospital), 5/1/2017	2,000,700
5,000,000		Kentucky EDFA, Revenue Bonds (Series 2009B), 2.70% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2021	5,198,100
8,700,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	9,094,371
		TOTAL	16,293,171
		Louisiana—2.3%
4,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.777% TOBs, Mandatory Tender 5/1/2017	3,997,040

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—continued
$3,600,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.857% TOBs, Mandatory Tender 5/1/2018	$3,586,896
8,570,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	8,675,839
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	4,098,805
2,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2018	2,700,925
3,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2019	3,600,383
		TOTAL	26,659,888
		Maryland—0.5%
5,270,000		Prince Georges County, MD, GO Consolidated Public Improvement Bonds (Series 2010A), 5.00%, 9/15/2018	5,812,705
		Massachusetts—0.8%
1,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,033,100
1,915,000	[1]	Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3), 0.88%, 1/29/2020	1,872,736
2,120,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2011), 5.00%, 7/1/2017	2,232,954
3,750,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2016	3,792,187
		TOTAL	8,930,977
		Michigan—4.9%
1,500,000		Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2017	1,548,840
2,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2018	2,163,080
3,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2019	3,336,330
4,500,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2020	5,111,955
5,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2022	5,928,750
2,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2020	2,296,920
2,500,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2021	2,929,075
1,500,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 3.00% (Public Lighting Authority), 7/1/2016	1,507,950
1,500,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 4.00% (Public Lighting Authority), 7/1/2017	1,551,360
1,125,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2019	1,246,388
1,200,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2020	1,352,208
10,000,000	[1]	Michigan State Financial Authority, (Trinity Healthcare Credit Group), Hospital Revenue Bonds (Series 2015MI), 0.83%, 12/1/2020	9,872,200
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2016	1,027,120
3,355,000		Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 0.95% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 2/1/2018	3,356,980
8,875,000		Michigan Strategic Fund, Adjustable Rate Demand LO Revenue Refunding Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	8,915,381
1,000,000		Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2019	1,128,910
1,170,000		Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2020	1,344,002
1,165,000		Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2017	1,232,360
1,500,000		Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2019	1,689,690
		TOTAL	57,539,499

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Mississippi—0.8%
$560,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013A), 5.00% (Harrison County, MS Highway), 1/1/2018	$600,785
1,000,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013A), 5.00% (Harrison County, MS Highway), 1/1/2019	1,108,220
470,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2017	482,117
400,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2018	422,196
1,500,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2019	1,621,740
1,425,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013C), 5.00% (Madison County, MS Highway), 1/1/2019	1,579,213
3,250,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,447,567
		TOTAL	9,261,838
		Missouri—0.7%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,807,367
255,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 4.00% (Lutheran Senior Services), 2/1/2018	267,018
535,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 4.00% (Lutheran Senior Services), 2/1/2020	579,084
565,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 5.00% (Lutheran Senior Services), 2/1/2021	641,072
600,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016A), 4.00% (Lutheran Senior Services), 2/1/2019	640,326
800,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016A), 4.00% (Lutheran Senior Services), 2/1/2020	865,920
500,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016A), 5.00% (Lutheran Senior Services), 2/1/2023	586,705
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2017	1,036,600
		TOTAL	8,424,092
		Multi State—0.3%
3,900,000	[1,2,3]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019), 1.45%, 7/1/2019	3,898,167
		Nebraska—0.9%
8,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 12/1/2019	9,087,200
850,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2017	878,458
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,055,850
		TOTAL	11,021,508
		Nevada—0.2%
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,462,558
		New Hampshire—0.9%
10,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.48% CP (New England Power Co.), Mandatory Tender 4/15/2016	9,998,400
		New Jersey—5.6%
2,500,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	2,541,700
2,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	2,517,725
2,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2017	2,068,400
3,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2018	3,178,800
5,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00% (New Jersey State), 6/15/2022	5,504,350
10,000,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I), 1.65% (New Jersey State), 9/1/2025	8,974,800
10,000,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Notes (Series 2014K), 1.13% (New Jersey State), 2/1/2017	9,925,600
1,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2018	1,086,890
5,230,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00%, 6/15/2018	5,574,134
10,000,000	[1]	New Jersey State Transportation Trust Fund Authority, Transportation Program Notes (SIFMA Index Multimodal Notes)/(Series 2014BB-2), 1.60% (New Jersey State), 12/15/2021	9,518,500
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2018	1,065,800
5,750,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-3), 1.08% TOBs, Mandatory Tender 1/1/2018	5,742,467
5,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,535,350
475,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2018	509,077

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	$1,706,010
		TOTAL	65,449,603
		New Mexico—1.5%
7,000,000		Farmington, NM, Refunding PCRBs (Series 2012A), 1.875% TOBs (El Paso Electric Co.), Mandatory Tender 9/1/2017	7,041,510
2,500,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014A), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	2,791,625
8,150,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B), 1.044% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	8,061,083
		TOTAL	17,894,218
		New York—7.6%
2,500,000		Erie County, NY IDA, School Facility Revenue Refunding Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2018	2,716,150
9,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2015C), 1.187%, 11/1/2018	8,960,670
2,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005D), 5.00% (MTA Transportation Revenue), 11/15/2016	2,056,540
1,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005G), 5.00% (MTA Transportation Revenue), 11/15/2017	1,069,820
2,500,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2B), 0.903% TOBs (MTA Transportation Revenue), Mandatory Tender 5/15/2018	2,486,900
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1C), 0.984% (MTA Transportation Revenue), 11/1/2016	3,001,830
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1D), 1.124% (MTA Transportation Revenue), 11/1/2017	1,997,420
2,500,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1H), 1.144% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	2,502,425
2,000,000		Nassau, NY Health Care Corp., 2.00% RANs, 1/17/2017	2,011,760
3,495,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2010 I-2), 5.00%, 11/1/2017	3,735,211
330,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2010 I-2), 5.00% (United States Treasury COL), 11/1/2017	352,140
3,000,000		New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,172,860
4,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.87%, 8/1/2021	4,000,160
3,800,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.95%, 8/1/2025	3,799,886
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,191,640
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,262,180
1,345,000		New York City, NY, UT GO Bonds (Series A), 5.00%, 8/1/2016	1,365,457
500,000		New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	547,910
1,005,000		New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,101,299
4,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2016	4,089,360
1,300,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2018	1,394,913
1,000,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2019	1,108,800
3,125,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue), 5/1/2019	3,502,906
2,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2017), 1.02%, 10/1/2017	2,499,250
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2017	1,895,098
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2020	3,390,630
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2021	3,466,620
2,000,000		Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2018	2,171,900
4,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013A), 5.00% (New York State), 6/1/2022	4,192,160
2,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	2,620,550
3,995,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2022	4,186,920
3,350,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2017	3,589,559

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2018	$2,220,840
		TOTAL	89,661,764
		North Carolina—0.3%
1,250,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,341,488
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,111,110
900,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 1.14% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	896,499
		TOTAL	3,349,097
		Ohio—3.4%
2,070,000	[1]	Allen County, OH, (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B), 1.15%, 5/1/2020	2,050,438
1,800,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2016	1,848,240
2,685,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	2,859,606
7,400,000	[1,2,3]	Eaton Vance Ohio Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019), 1.40%, 7/1/2019	7,391,860
2,000,000		Hamilton County, OH Sewer System, Improvement & Refunding Revenue Bonds (Series 2013A), 5.00%, 12/1/2017	2,141,060
5,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014), 1.014% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	4,996,750
4,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006-A), 3.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	4,643,235
2,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006-B), 3.625% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	2,586,500
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2008-B), 3.625% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/1/2020	1,557,480
795,000		Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2016	812,903
2,000,000		Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	2,202,240
625,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2016	638,588
1,000,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2017	1,066,450
2,000,000		Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2013), 4.00% (Case Western Reserve University, OH), 12/1/2017	2,107,780
750,000		Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2013), 4.00% (Case Western Reserve University, OH), 12/1/2019	828,840
2,050,000		Ohio State Water Development Authority, PCR Refunding Bonds (Series 2008-B), 3.625% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/1/2020	2,128,556
		TOTAL	39,860,526
		Oklahoma—2.7%
1,410,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2019	1,537,126
2,685,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2020	3,027,096
2,285,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2021	2,611,298
3,000,000		Cleveland County, OK Educational Facilities Authority, Educational Facilities Lease Revenue Bonds (Series 2016), 5.00% (Moore Public Schools), 6/1/2019	3,342,570
2,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2018	2,109,840
2,700,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2019	2,912,544
1,850,000		Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375% (Waste Management, Inc.), 12/1/2021	1,923,685
3,065,000		Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2016	3,099,849
3,150,000		Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	3,318,241
1,255,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 3.125% (Broken Arrow Public Schools), 9/1/2018	1,314,914

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$2,600,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 5.00% (Broken Arrow Public Schools), 9/1/2019	$2,927,548
2,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Broken Arrow Public Schools), 9/1/2017	2,074,260
1,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2016), 5.00% (Broken Arrow Public Schools), 9/1/2022	1,191,740
		TOTAL	31,390,711
		Oregon—0.2%
1,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	1,533,990
900,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	942,831
		TOTAL	2,476,821
		Pennsylvania—9.8%
3,000,000		Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (AGM INS), 6/1/2018	3,263,280
1,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, 3/1/2017	1,038,280
8,700,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006-A), 3.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	8,958,477
4,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.15% (FirstEnergy Solutions Corp.), 3/1/2017	4,009,240
5,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.70% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2018	5,026,250
4,000,000	[1]	Berks County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 2012B), 1.90% TOBs (Reading Hospital & Medical Center), Mandatory Tender 7/1/2022	4,031,800
9,500,000		Clarion County, PA IDA, Student Housing Revenue BANs (Series 2014C-1), 1.05% (Clarion University Foundation, Inc.), 5/1/2016	9,503,895
600,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 3.00% (Diakon Lutheran Social Ministries), 1/1/2017	606,996
835,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 4.00% (Diakon Lutheran Social Ministries), 1/1/2019	883,363
1,000,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 4.00% (Diakon Lutheran Social Ministries), 1/1/2020	1,069,640
2,000,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 5.00% (Diakon Lutheran Social Ministries), 1/1/2021	2,246,400
165,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 1.00% (Willow Valley Retirement Communities), 12/1/2016	165,119
550,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 4.00% (Willow Valley Retirement Communities), 12/1/2018	589,089
365,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 4.00% (Willow Valley Retirement Communities), 12/1/2019	398,204
500,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 4.00% (Willow Valley Retirement Communities), 12/1/2020	553,190
500,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 5.00% (Willow Valley Retirement Communities), 12/1/2022	592,710
750,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 5.00% (Willow Valley Retirement Communities), 12/1/2023	899,580
12,500,000	[1]	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2014B), 1.363% TOBs (Geisinger Health System), Mandatory Tender 6/1/2024	12,555,625
750,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 3.00% (State Aid Withholding GTD), 10/15/2016	759,352
750,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 4.00% (State Aid Withholding GTD), 10/15/2017	785,820
380,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 5.00% (State Aid Withholding GTD), 10/15/2018	418,046
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	385,755
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	661,700
4,000,000		Montgomery County, PA IDA, PCR Refunding Bonds (Series 2002A), 2.55% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2020	4,062,920
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.80% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2020	8,008,800
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	3,003,030
700,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 1.25% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	701,729
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2016	1,275,825

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$3,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2016	$3,028,530
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.55%, 12/1/2019	10,077,900
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)/(Series 2014B), 1.38%, 12/1/2021	9,929,400
1,165,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2017	1,222,807
2,000,000	[1]	Scranton, PA School District, GO Notes (Series 2014)/(LIBOR Floating Rate Tender Notes), 1.298%, 4/2/2018	1,999,380
2,775,000	[1]	State Public School Building Authority, PA, LIBOR Index Rate Revenue Bonds (Series 2014), 1.094% TOBs (Albert Gallatin Area School District), Mandatory Tender 9/1/2018	2,776,665
500,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 2.00% (State Aid Withholding GTD), 5/1/2016	500,635
500,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 3.00% (State Aid Withholding GTD), 5/1/2017	511,405
700,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 4.00% (State Aid Withholding GTD), 5/1/2018	741,993
8,280,000	[1]	York County, PA, GO Floating Rate Notes (Series 2015 LIBOR Index Rate Mode), 0.59%, 6/1/2017	8,259,631
		TOTAL	115,502,461
		Rhode Island—1.3%
3,690,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2017	3,900,994
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2019	4,669,773
1,125,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011), 5.00%, 8/1/2018	1,233,214
3,075,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2018	3,370,784
500,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority)/(Series 2013A), 4.00% (Providence, RI), 5/15/2016	501,955
1,000,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority)/(Series 2013A), 4.00% (Providence, RI), 5/15/2017	1,031,430
1,000,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority)/(Series 2013A), 5.00% (Providence, RI), 5/15/2018	1,077,470
		TOTAL	15,785,620
		South Carolina—0.3%
645,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2018	714,092
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2019	1,141,630
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2020	1,171,690
1,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,070,650
		TOTAL	4,098,062
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	885,030
		Tennessee—0.6%
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,640,190
935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	1,055,896
4,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Refunding Bonds (Series 2010D), 5.00%, 7/1/2016	4,046,200
		TOTAL	6,742,286
		Texas—8.7%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,636,400
850,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2018	909,670
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,099,760
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2020	562,695
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2021	1,599,962
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2017	5,141,050
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2019	5,295,050
995,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2017	1,033,198
5,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00% (Escrowed In Treasuries COL), 2/15/2017	5,191

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	$1,928,675
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,689,985
3,000,000		Georgetown, TX ISD, Variable Rate UT GO Tax School Building Bonds (Series 2016-B), 2.50% TOBs (PSFG GTD), 8/1/2017	3,065,250
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3), 1.15%, 6/1/2020	1,989,160
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.30% (Memorial Hermann Health System), 6/1/2022	5,509,903
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.35% (Memorial Hermann Health System), 6/1/2023	4,381,110
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.45% (Memorial Hermann Health System), 6/1/2024	5,523,887
1,200,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.93% (Harris County, TX Toll Road Authority), 8/15/2016	1,200,816
1,515,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 1.03% (Harris County, TX Toll Road Authority), 8/15/2017	1,515,651
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 1.04% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 8/15/2016	3,750,488
2,500,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 1.18% (Harris County, TX Toll Road Authority), 8/15/2018	2,497,825
2,375,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 4.00%, 11/15/2016	2,427,131
1,790,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 5.00%, 11/15/2016	1,840,406
2,335,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,555,261
3,570,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2019	4,016,893
5,000,000		Midlothian, TX ISD, Variable Rate UT Tax Refunding Bonds (Series 2013-C), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2019	5,292,300
2,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,216,440
5,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate), 1.20%, 1/1/2019	4,965,450
6,335,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C SIFMA Index Floating Rate), 1.07%, 1/1/2020	6,230,282
2,000,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2016	2,043,660
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,408,188
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	642,081
2,375,000		Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2011), 5.00% (Texas State), 10/1/2018	2,623,900
2,600,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	2,659,488
3,105,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,306,266
3,665,000		Texas State Transportation Commission, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs (Central Texas Turnpike System), Mandatory Tender 4/1/2020	4,161,974
		TOTAL	102,725,446
		Utah—1.0%
2,400,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2018	2,621,472
3,600,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2019	4,059,288
5,000,000		Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	5,274,150
		TOTAL	11,954,910
		Virginia—1.9%
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,874,112
10,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.70% CP (Virginia Electric & Power Co.), Mandatory Tender 5/5/2016	9,997,900
1,500,000		Pittsylvania County, VA, UT GO School Refunding Notes (Series 2012), 3.00%, 7/15/2017	1,503,165
1,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2019	1,121,430
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2020	2,299,600
3,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	3,019,680
		TOTAL	22,815,887
		Washington—1.6%
1,000,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2010B), 5.00%, 2/1/2017	1,036,370

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	$1,569,945
3,415,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2019	3,808,510
5,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2020	5,674,900
3,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.125% (Waste Management, Inc.), 6/1/2020	3,049,290
3,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012B), 5.00% TOBs (Providence Health & Services), Mandatory Tender 10/1/2021	3,546,240
		TOTAL	18,685,255
		West Virginia—0.5%
2,500,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	2,514,700
3,325,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 1.90% TOBs (Appalachian Power Co.), Mandatory Tender 4/1/2019	3,344,086
		TOTAL	5,858,786
		Wisconsin—1.5%
4,785,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2019	5,404,705
1,310,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2020	1,514,609
2,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2016	2,509,900
2,250,000		Wisconsin State, Refunding UT GO Bonds (2016 Series 1), 5.00%, 11/1/2022	2,764,553
4,000,000		Wisconsin State, Refunding UT GO Bonds (2016 Series 1), 5.00%, 11/1/2023	4,996,080
		TOTAL	17,189,847
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,086,875,194)	1,099,686,022
		SHORT-TERM MUNICIPALS—5.8%[4]
		California—0.3%
3,325,000		Palomar Pomerado Health, CA, (Series 2006C) ARS (AGM INS), 1.24%, 4/7/2016	3,325,000
		Connecticut—0.4%
5,000,000		Connecticut State, VRMOs (Series A-4), 0.66%, 4/7/2016	5,000,000
		Georgia—0.4%
4,800,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.50%, 4/7/2016	4,800,000
		Illinois—1.4%
7,920,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (Series 2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.80%, 4/7/2016	7,920,000
9,040,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Receipts (2016-ZM0168) Weekly VRDNs (Royal Bank of Canada LIQ), 0.90%, 4/7/2016	9,040,000
		TOTAL	16,960,000
		Louisiana—0.5%
5,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.80%, 4/7/2016	5,000,000
500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.60%, 4/7/2016	500,000
		TOTAL	5,500,000
		Pennsylvania—0.7%
8,810,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), VRMOs (Series 2015B), 0.65%, 4/1/2016	8,810,000
		Texas—2.1%
5,240,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010A) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	5,240,000
4,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010C) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	4,000,000
3,400,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	3,400,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[4]
	Texas—continued
$11,800,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010E) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	$11,800,000
	TOTAL	24,440,000
	TOTAL SHORT-TERM MUNICIPALS—5.8% (AT AMORTIZED COST)	68,835,000
	TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $1,155,710,194)[5]	1,168,521,022
	OTHER ASSETS AND LIABILITIES - NET—0.8%[6]	9,178,330
	TOTAL NET ASSETS—100%	$1,177,699,352
At March 31, 2016, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $33,798,567, which represented 2.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2016, these liquid restricted securities amounted to $33,798,567, which represented 2.9% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At March 31, 2016, the cost of investments for federal tax purposes was $1,155,710,194. The net unrealized appreciation of investments for federal tax purposes was $12,810,828. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,035,826 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,224,998.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
RACs	—Revenue Anticipation Certificates
RANs	—Revenue Anticipation Notes
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRMOs	—Variable Rate Remarketed Obligations

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2016